Schedule of Investments (unaudited) March 31, 2021	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Ansell Ltd.	204,149	$6,103,015
Ensogo Ltd.(a)(b)	418,198	3

		6,103,018

Canada — 2.8%
TELUS Corp.	1,123,115	22,369,355

Denmark — 1.6%
Novo Nordisk A/S, Class B.	194,490	13,105,438

France — 9.4%
EssilorLuxottica SA	98,185	15,995,014
LVMH Moet Hennessy Louis Vuitton SE	25,085	16,755,552
Sanofi	329,687	32,600,820
Schneider Electric SE	70,052	10,671,380

		76,022,766

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14, Cost: $2,637,143)(a)(b)(c)	3,540	843,122

Ireland — 1.0%
Medtronic PLC(d)	69,323	8,189,126

Netherlands — 1.5%
Koninklijke Philips NV	212,109	12,095,589

Singapore — 1.1%
DBS Group Holdings Ltd.	404,868	8,680,929

Spain — 2.5%
Amadeus IT Group SA(b)	279,475	19,906,468

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	628,000	13,225,173

United Kingdom — 21.3%
AstraZeneca PLC	241,908	24,144,468
BAE Systems PLC	1,181,873	8,230,638
British American Tobacco PLC	221,053	8,402,322
Diageo PLC	477,609	19,620,876
Ferguson PLC	167,104	19,961,394
Prudential PLC	815,386	17,369,775
Reckitt Benckiser Group PLC	281,339	25,182,723
RELX PLC	1,165,636	29,244,748
Unilever PLC	365,139	20,374,658

		172,531,602

United States(d) — 55.3%
AbbVie, Inc.(e)	199,709	21,612,508
American Tower Corp.	72,714	17,383,009
Assurant, Inc.	115,106	16,318,578
Bristol-Myers Squibb Co.	333,116	21,029,613
Carrier Global Corp.	88,376	3,731,235
Cisco Systems, Inc.(e)	138,339	7,153,510
Citizens Financial Group, Inc.	307,627	13,581,732
Comcast Corp., Class A(e)	279,181	15,106,484

Security	Shares	Value

United States (continued)
Estee Lauder Cos., Inc., Class A	54,454	$15,837,946
Fidelity National Information Services, Inc.	139,505	19,615,798
Hasbro, Inc.	210,297	20,213,748
Intercontinental Exchange, Inc.	212,100	23,687,328
International Paper Co.	76,556	4,139,383
Intuit, Inc.	51,223	19,621,482
Lockheed Martin Corp.	35,426	13,089,907
M&T Bank Corp.	69,358	10,515,366
Microsoft Corp.(e)	128,420	30,277,583
Otis Worldwide Corp.(e)	368,496	25,223,551
Paychex, Inc.(e)	84,302	8,263,282
Philip Morris International, Inc.(e)	139,042	12,338,587
Progressive Corp.	177,649	16,985,021
Raytheon Technologies Corp.	159,777	12,345,969
Synchrony Financial	394,159	16,026,505
Texas Instruments, Inc.(e)	151,433	28,619,323
UnitedHealth Group, Inc.	68,544	25,503,166
Visa, Inc., Class A(e)	136,102	28,816,876

		447,037,490

Total Long-Term Investments — 98.9% (Cost: $690,300,033)		800,110,076

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	2,207,879	2,207,879

Total Short-Term Securities — 0.2% (Cost: $2,207,879)		2,207,879

Total Investments Before Options Written — 99.1% (Cost: $692,507,912)		802,317,955

Options Written — (1.1)% (Premiums Received: $(8,282,133))		(9,134,645)

Total Investments, Net of Options Written — 98.0% (Cost: $684,225,779)		793,183,310

Other Assets Less Liabilities — 2.0%		15,831,856

Net Assets — 100.0%		$809,015,166

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $843,122, representing 0.10% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$—	$2,207,879	(a)	$—	$—	$—	$2,207,879	2,207,879	$451	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hasbro, Inc.	270	04/01/21	USD	94.50	USD	2,595	$(70,875)
Philip Morris International, Inc.	285	04/01/21	USD	90.00	USD	2,529	(2,565)
Raytheon Technologies Corp.	220	04/01/21	USD	77.50	USD	1,700	(9,460)
Synchrony Financial	655	04/01/21	USD	38.50	USD	2,663	(145,737)
Texas Instruments, Inc.	198	04/01/21	USD	180.00	USD	3,742	(183,645)
Bristol-Myers Squibb Co.	133	04/09/21	USD	63.00	USD	840	(10,507)
Cisco Systems, Inc.	73	04/09/21	USD	47.00	USD	377	(35,222)
Comcast Corp., Class A	348	04/09/21	USD	54.50	USD	1,883	(16,878)
Hasbro, Inc.	136	04/09/21	USD	100.00	USD	1,307	(5,440)
Intuit, Inc.	24	04/09/21	USD	400.00	USD	919	(3,120)
Lockheed Martin Corp.	73	04/09/21	USD	340.00	USD	2,697	(223,015)
Medtronic PLC	169	04/09/21	USD	121.00	USD	1,996	(8,873)
Microsoft Corp.	200	04/09/21	USD	240.00	USD	4,715	(34,000)
Texas Instruments, Inc.	157	04/09/21	USD	180.00	USD	2,967	(153,075)
Visa, Inc., Class A	210	04/09/21	USD	217.50	USD	4,446	(20,475)
AbbVie, Inc.	132	04/16/21	USD	110.00	USD	1,429	(12,144)
American Tower Corp.	240	04/16/21	USD	240.00	USD	5,737	(82,200)
Assurant, Inc.	244	04/16/21	USD	130.00	USD	3,459	(301,340)
Bristol-Myers Squibb Co.	275	04/16/21	USD	62.50	USD	1,736	(39,875)
Cisco Systems, Inc.	35	04/16/21	USD	47.00	USD	181	(16,888)
Citizens Financial Group, Inc.	280	04/16/21	USD	45.00	USD	1,236	(31,500)
Comcast Corp., Class A	375	04/16/21	USD	55.00	USD	2,029	(21,188)
Estee Lauder Cos., Inc., Class A	122	04/16/21	USD	310.00	USD	3,548	(7,015)
Fidelity National Info Serv	250	04/16/21	USD	145.00	USD	3,515	(24,375)
Fidelity National Info Serv	127	04/16/21	USD	150.00	USD	1,786	(3,493)
Hasbro, Inc.	187	04/16/21	USD	97.50	USD	1,797	(31,790)
Intercontinental Exchange, Inc.	317	04/16/21	USD	120.00	USD	3,540	(6,340)
Intuit, Inc.	23	04/16/21	USD	400.00	USD	881	(7,015)
Intuit, Inc.	10	04/16/21	USD	385.00	USD	383	(7,400)
M&T Bank Corp.	241	04/16/21	USD	155.00	USD	3,654	(67,480)
M&T Bank Corp.	140	04/16/21	USD	170.00	USD	2,123	(3,500)
Medtronic PLC	142	04/16/21	USD	120.00	USD	1,677	(18,176)
Microsoft Corp.	43	04/16/21	USD	245.00	USD	1,014	(5,913)
Otis Worldwide Corp.	618	04/16/21	USD	65.00	USD	4,230	(271,920)
Paychex, Inc.	379	04/16/21	USD	100.00	USD	3,715	(53,060)
Progressive Corp.	259	04/16/21	USD	95.00	USD	2,476	(56,332)
Synchrony Financial	470	04/16/21	USD	42.00	USD	1,911	(34,075)
TELUS Corp	1,393	04/16/21	CAD	27.00	CAD	3,487	(3,325)
Texas Instruments, Inc.	145	04/16/21	USD	180.00	USD	2,740	(152,612)
UnitedHealth Group, Inc.	110	04/16/21	USD	340.00	USD	4,093	(376,200)
AbbVie, Inc.	266	04/23/21	USD	113.00	USD	2,879	(11,704)
Hasbro, Inc.	187	04/23/21	USD	96.50	USD	1,797	(45,815)
Microsoft Corp.	64	04/23/21	USD	247.50	USD	1,509	(8,928)
Raytheon Technologies Corp.	277	04/23/21	USD	82.00	USD	2,140	(26,038)
Synchrony Financial	648	04/23/21	USD	44.00	USD	2,635	(35,640)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
UnitedHealth Group, Inc.	37	04/23/21	USD	355.00	USD	1,377	$(79,457)
Visa, Inc., Class A	136	04/23/21	USD	220.00	USD	2,880	(24,276)
Bristol-Myers Squibb Co.	473	04/30/21	USD	62.00	USD	2,986	(111,628)
Cisco Systems, Inc.	67	04/30/21	USD	50.00	USD	346	(16,382)
Comcast Corp., Class A	682	04/30/21	USD	58.50	USD	3,690	(19,437)
Intuit, Inc..	224	04/30/21	USD	390.00	USD	8,581	(196,000)
Lockheed Martin Corp.	86	04/30/21	USD	370.00	USD	3,178	(75,680)
Microsoft Corp.	172	04/30/21	USD	237.50	USD	4,055	(110,940)
Philip Morris International, Inc.	340	04/30/21	USD	91.50	USD	3,017	(42,160)
Raytheon Technologies Corp.	110	04/30/21	USD	78.00	USD	850	(24,310)
UnitedHealth Group, Inc.	92	04/30/21	USD	370.00	USD	3,423	(107,410)
Visa, Inc., Class A	65	04/30/21	USD	230.00	USD	1,376	(7,248)
Bristol-Myers Squibb Co.	618	05/07/21	USD	64.00	USD	3,901	(88,065)
Cisco Systems, Inc.	33	05/07/21	USD	51.41	USD	171	(4,282)
Cisco Systems, Inc.	36	05/07/21	USD	54.00	USD	186	(1,296)
Microsoft Corp.	43	05/07/21	USD	245.00	USD	1,014	(14,921)
Visa, Inc., Class A	32	05/07/21	USD	215.00	USD	678	(18,080)
AbbVie, Inc.	132	05/21/21	USD	110.00	USD	1,429	(35,178)
AbbVie, Inc.	182	05/21/21	USD	115.00	USD	1,970	(22,022)
Assurant, Inc.	274	05/21/21	USD	140.00	USD	3,884	(201,390)
Cisco Systems, Inc.	237	05/21/21	USD	49.00	USD	1,226	(78,802)
Citizens Financial Group, Inc.	134	05/21/21	USD	50.00	USD	592	(7,370)
Estee Lauder Cos., Inc Class A	123	05/21/21	USD	300.00	USD	3,577	(99,630)
Fidelity National Info Serv	250	05/21/21	USD	155.00	USD	3,515	(20,625)
Hasbro, Inc.	166	05/21/21	USD	100.00	USD	1,596	(51,045)
Intercontinental Exchange, Inc.	321	05/21/21	USD	125.00	USD	3,585	(8,828)
Intercontinental Exchange, Inc.	316	05/21/21	USD	120.00	USD	3,529	(26,860)
Microsoft Corp.	55	05/21/21	USD	245.00	USD	1,297	(27,500)
Progressive Corp.	270	05/21/21	USD	95.00	USD	2,581	(95,850)
Raytheon Technologies Corp.	111	05/21/21	USD	80.00	USD	858	(23,088)
TELUS Corp.	784	05/21/21	CAD	26.00	CAD	1,962	(12,477)
Texas Instruments, Inc.	332	05/21/21	USD	180.00	USD	6,274	(425,790)
Visa, Inc., Class A	33	05/21/21	USD	220.00	USD	699	(14,190)
Progressive Corp.	270	06/04/21	USD	96.50	USD	2,581	(86,472)
Cisco Systems, Inc.	141	06/18/21	USD	52.50	USD	729	(25,098)

							$(4,889,955)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call
BAE Systems PLC	Credit Suisse International	121,700	04/07/21	GBP	5.04	GBP	615	$(12,805)
Ferguson PLC	Credit Suisse International	29,704	04/07/21	GBP	88.04	GBP	2,575	(31,769)
Prudential PLC	Credit Suisse International	183,500	04/07/21	GBP	14.40	GBP	2,827	(266,503)
Reckitt Benckiser Group PLC	Citibank N.A.	22,800	04/07/21	GBP	64.69	GBP	1,482	(29,865)
RELX PLC	Barclays Bank PLC	96,700	04/07/21	EUR	21.45	EUR	2,071	(24,099)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	246,000	04/07/21	USD	643.75	USD	144,402	(861)
AstraZeneca PLC	Barclays Bank PLC	17,500	04/13/21	GBP	73.49	GBP	1,268	(16,825)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	16,800	04/13/21	SGD	26.17	SGD	484	(33,344)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	11,200	04/13/21	EUR	555.58	EUR	6,363	(254,674)
Reckitt Benckiser Group PLC	UBS AG	43,700	04/13/21	GBP	60.83	GBP	2,840	(253,670)
RELX PLC	Credit Suisse International	100,000	04/13/21	EUR	20.56	EUR	2,142	(107,685)
Sanofi	Barclays Bank PLC	6,600	04/13/21	EUR	78.85	EUR	556	(42,972)
Diageo PLC.	Credit Suisse International	95,000	04/14/21	GBP	30.29	GBP	2,840	(34,168)
Schneider Electric SE	Morgan Stanley & Co. International PLC	16,500	04/14/21	EUR	127.34	EUR	2,149	(71,120)
British American Tobacco PLC	Goldman Sachs International	10,700	04/15/21	GBP	25.88	GBP	297	(25,592)
Novo Nordisk A/S, Class B	Credit Suisse International	26,200	04/15/21	DKK	456.24	DKK	11,259	(2,216)
Unilever PLC	Goldman Sachs International	53,700	04/15/21	GBP	39.27	GBP	2,178	(102,973)
British American Tobacco PLC	Goldman Sachs International	43,800	04/20/21	GBP	26.47	GBP	1,215	(80,070)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Call (continued)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	61,300	04/20/21	DKK	448.47	DKK	26,344	$(17,936)
Sanofi	Goldman Sachs International	62,200	04/20/21	EUR	80.91	EUR	5,240	(277,043)
Ansell Ltd.	JPMorgan Chase Bank N.A.	16,000	04/21/21	AUD	37.92	AUD	628	(21,734)
BAE Systems PLC	Goldman Sachs International	121,700	04/21/21	GBP	5.10	GBP	615	(14,026)
DBS Group Holdings Ltd.	Goldman Sachs International	71,700	04/21/21	SGD	27.56	SGD	2,064	(68,130)
Ferguson PLC	Credit Suisse International	29,704	04/21/21	GBP	88.04	GBP	2,575	(65,682)
Koninklijke Philips NV	Barclays Bank PLC	30,300	04/21/21	EUR	47.01	EUR	1,475	(69,041)
Ansell Ltd.	Morgan Stanley & Co. International PLC	47,800	04/27/21	AUD	36.01	AUD	1,876	(125,679)
AstraZeneca PLC	Goldman Sachs International	83,500	04/27/21	GBP	73.11	GBP	6,051	(152,139)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	134,200	04/27/21	SGD	28.12	SGD	3,864	(96,082)
RELX PLC	Credit Suisse International	79,700	04/27/21	EUR	20.51	EUR	1,707	(101,241)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	99,000	04/27/21	USD	606.64	USD	58,113	(34,081)
Amadeus IT Group SA	Goldman Sachs International	9,849	04/29/21	EUR	65.21	EUR	595	(11,117)
Ansell Ltd.	Goldman Sachs International	12,000	04/29/21	AUD	36.22	AUD	471	(30,388)
EssilorLuxottica SA	Goldman Sachs International	22,100	04/29/21	EUR	144.13	EUR	3,069	(29,189)
Schneider Electric SA	Credit Suisse International	6,200	04/29/21	EUR	132.25	EUR	808	(14,193)
TELUS Corp.	Credit Suisse International	93,000	04/29/21	CAD	26.00	CAD	2,328	(11,481)
Unilever PLC.	Goldman Sachs International	44,400	04/29/21	GBP	40.34	GBP	1,801	(52,640)
Citizens Financial Group, Inc.	JPMorgan Chase Bank N.A.	97,000	05/03/21	USD	45.45	USD	4,283	(117,848)
Ansell Ltd.	UBS AG	22,100	05/04/21	AUD	37.98	AUD	867	(33,564)
Diageo PLC	Goldman Sachs International	45,500	05/04/21	GBP	31.44	GBP	1,360	(9,714)
Koninklijke Philips NV	UBS AG	71,000	05/04/21	EUR	48.59	EUR	3,456	(109,753)
Ansell Ltd.	Morgan Stanley & Co. International PLC	14,300	05/06/21	AUD	39.92	AUD	561	(10,048)
Diageo PLC	Morgan Stanley & Co. International PLC	74,400	05/06/21	GBP	31.01	GBP	2,224	(24,586)
Otis Worldwide Corp.	Barclays Bank PLC	30,600	05/06/21	USD	69.76	USD	2,095	(64,865)
prudential PLC	UBS AG	183,500	05/06/21	GBP	15.92	GBP	2,827	(436,202)
RELX PLC	Credit Suisse International	66,000	05/06/21	EUR	21.43	EUR	1,414	(38,458)
TELUS Corp.	Citibank N.A.	97,500	05/06/21	CAD	26.49	CAD	2,440	(4,871)
Amadeus IT Group SA	UBS AG	87,900	05/11/21	EUR	63.26	EUR	5,307	(200,376)
British American Tobacco PLC	Credit Suisse International	45,000	05/11/21	GBP	27.84	GBP	1,248	(42,133)
EssilorLuxottica SA	UBS AG	22,000	05/11/21	EUR	138.59	EUR	3,055	(101,448)
Reckitt Benckiser Group PLC	UBS AG	31,900	05/11/21	GBP	65.21	GBP	2,073	(59,116)
RELX PLC	UBS AG	116,100	05/11/21	EUR	21.28	EUR	2,487	(81,368)
Sanofi	UBS AG	46,500	05/11/21	EUR	83.46	EUR	3,918	(66,527)
RELX PLC	Goldman Sachs International	66,000	05/13/21	EUR	21.85	EUR	1,414	(22,671)
Koninklijke Philips NV	Citibank N.A.	15,300	05/14/21	EUR	50.13	EUR	745	(9,694)
Otis Worldwide Corp.	Barclays Bank PLC	30,700	05/14/21	USD	67.50	USD	2,101	(128,450)
Unilever PLC	Goldman Sachs International	29,700	05/14/21	GBP	41.78	GBP	1,205	(19,096)
Otis Worldwide Corp.	Barclays Bank PLC	42,700	05/21/21	USD	70.77	USD	2,923	(72,499)
TELUS Corp.	Goldman Sachs International	97,200	06/01/21	CAD	27.20	CAD	2,433	(8,370)

								$(4,244,690)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$6,103,015	$3	$6,103,018
Canada	22,369,355	—	—	22,369,355
Denmark	—	13,105,438	—	13,105,438
France	—	76,022,766	—	76,022,766
India	—	—	843,122	843,122
Ireland	8,189,126	—	—	8,189,126
Netherlands	—	12,095,589	—	12,095,589
Singapore	—	8,680,929	—	8,680,929
Spain	—	19,906,468	—	19,906,468
Taiwan	—	13,225,173	—	13,225,173
United Kingdom	—	172,531,602	—	172,531,602
United States	447,037,490	—	—	447,037,490
Short-Term Securities
Money Market Funds	2,207,879	—	—	2,207,879

	$479,803,850	$321,670,980	$843,125	$802,317,955

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,799,201)	$(4,335,444)	$—	$(9,134,645)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

SGD	Singapore Dollar

USD	United States Dollar

SCHEDULE OF INVESTMENTS	5